Quarterly Information (Schedule of Quarterly Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Gross margin	384,348	348,733	399,930	380,527	350,105	458,130	649,450	423,735
Net earnings	160,255	129,892	139,567	163,412	158,173	200,111	321,578	181,122	593,126	860,984	206,323
Net earnings attributable to Nucor stockholders	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 137,056	$ 181,518	$ 299,773	$ 159,841	$ 504,619	$ 778,188	$ 134,092
Basic	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.50	$ 1.58	$ 2.45	$ 0.42
Diluted	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.50	$ 1.58	$ 2.45	$ 0.42